Restructuring and Other Charges (Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Increase (Decrease) in Restructuring Reserve	$ 10.4	[1]	$ 7.1	[1]
Severance and Employee Benefits	8.2	[2]	5.6	[2]	41.5	[2]
Asset Disposal Charges	17.9		20.9	[3]	81.1	[3]
Other Charges (Income)	2.2		1.5	[4]	4.6	[4]
Restructuring Charges and Asset Disposals	28.3		28.0		127.2
Environmental Charges, Net	5.8		3.1		14.2
Other, net	4.0		1.3		10.5
Other Charges (Income), Net	9.8		4.4		24.7
Total Restructuring and Other Charges	38.1	[5]	32.4	[5]	151.9	[5]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	12.4	[6]	46.8	[6]
Restructuring Reserve, Settled with Cash	(13.0)		(43.5)
Restructuring Reserve, Translation Adjustment	0.7	[7]	2.0	[7]
Restructuring Reserve, Ending Balance	10.5	[6]	12.4	[6]	46.8	[6]
FMC Agricultural Solutions [Member]
Component of Operating Other Cost and Expense [Line Items]
Other, net	4.4				5.7
Total Restructuring and Other Charges	8.5		1.2		7.3
FMC Health and Nutrition [Member]
Component of Operating Other Cost and Expense [Line Items]
Total Restructuring and Other Charges	0.7		1.5		8.0
FMC Minerals [Member]
Component of Operating Other Cost and Expense [Line Items]
Total Restructuring and Other Charges	13.0		0.7		(1.1)
Corporate [Member]
Component of Operating Other Cost and Expense [Line Items]
Total Restructuring and Other Charges	5.3		2.9		13.5
Lithium Restructuring [Member]
Component of Operating Other Cost and Expense [Line Items]
Severance and Employee Benefits	0	[2]
Asset Disposal Charges	13.3	[3]
Future Estimated Restructuring Charges (low end of range)	10	[3]
Other Charges (Income)	0	[4]
Restructuring Charges and Asset Disposals	13.3
Restructuring Reserve [Roll Forward]
Future Estimated Restructuring Charges (high end of range)	15	[3]
Zeolites Shutdown [Member]
Component of Operating Other Cost and Expense [Line Items]
Increase (Decrease) in Restructuring Reserve	5.6	[1]	0	[1]
Severance and Employee Benefits	5.7	[2]
Asset Disposal Charges	0.8	[3]
Other Charges (Income)	(0.1)	[4]
Restructuring Charges and Asset Disposals	6.4
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	0	[6]	0	[6]
Restructuring Reserve, Settled with Cash	(4.5)		0
Restructuring Reserve, Translation Adjustment	0.4	[7]	0	[7]
Restructuring Reserve, Ending Balance	1.5	[6]	0	[6]
Sodium Percarbonate Phase-out [Member]
Component of Operating Other Cost and Expense [Line Items]
Increase (Decrease) in Restructuring Reserve	0.2	[1]	6.2	[1]
Severance and Employee Benefits			5.5	[2]
Asset Disposal Charges			14.8	[3]
Other Charges (Income)			0.7	[4]
Restructuring Charges and Asset Disposals			21.0
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	1.1	[6]	0	[6]
Restructuring Reserve, Settled with Cash	(1.3)		(4.9)
Restructuring Reserve, Translation Adjustment	0	[7]	(0.2)	[7]
Restructuring Reserve, Ending Balance	0	[6]	1.1	[6]
Barcelona Facility Shutdown [Member]
Component of Operating Other Cost and Expense [Line Items]
Severance and Employee Benefits					(0.2)	[2]
Asset Disposal Charges					10.1	[3]
Other Charges (Income)					(3.0)	[4]
Restructuring Charges and Asset Disposals					6.9
Alginates Restructuring [Member]
Component of Operating Other Cost and Expense [Line Items]
Severance and Employee Benefits					(0.6)	[2]
Asset Disposal Charges					1.6	[3]
Other Charges (Income)					6.2	[4]
Restructuring Charges and Asset Disposals					7.2
Huelva Shutdown [Member]
Component of Operating Other Cost and Expense [Line Items]
Increase (Decrease) in Restructuring Reserve	1.3	[1]	0.7	[1]
Severance and Employee Benefits	0		(0.6)	[2]	37.0	[2]
Asset Disposal Charges	0		0.6	[3]	69.4	[3]
Other Charges (Income)	1.3		1.3	[4]	4.0	[4]
Restructuring Charges and Asset Disposals	1.3		1.3		110.4
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	7.3	[6]	40.0	[6]
Restructuring Reserve, Settled with Cash	(5.7)		(34.4)
Restructuring Reserve, Translation Adjustment	0.1	[7]	1.0	[7]
Restructuring Reserve, Ending Balance	3.0	[6]	7.3	[6]	40.0	[6]
Other [Member]
Component of Operating Other Cost and Expense [Line Items]
Increase (Decrease) in Restructuring Reserve	3.3	[1],[8]	0.2	[1],[8]
Severance and Employee Benefits	2.5	[2],[9]	0.7	[2],[9]	5.3	[2],[9]
Asset Disposal Charges	3.8		5.5	[3],[9]	0	[3],[9]
Other Charges (Income)	1.0		(0.5)	[4],[9]	(2.6)	[4],[9]
Restructuring Charges and Asset Disposals	7.3	[9]	5.7	[9]	2.7	[9]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	4.0	[6],[8]	6.8	[6],[8]
Restructuring Reserve, Settled with Cash	(1.5)	[8]	(4.2)	[8]
Restructuring Reserve, Translation Adjustment	0.2	[7],[8]	1.2	[7],[8]
Restructuring Reserve, Ending Balance	$ 6.0	[6],[8]	$ 4.0	[6],[8]	$ 6.8	[6],[8]

[1]	Primarily severance, exited lease, contract termination and other miscellaneous exit costs. The accelerated depreciation and impairment charges noted above impacted our property, plant and equipment balances and are not included in the above tables.
[2]	Represents severance and employee benefit charges. Income represents adjustments to previously recorded severance and employee benefits.
[3]	Primarily represents accelerated depreciation and impairment charges on plant and equipment, which were or are to be abandoned. Asset disposal charges also included the acceleration effect of re-estimating settlement dates and revised cost estimates associated with asset retirement obligations due to facility shutdowns, see Note 8.
[4]	Primarily represents costs associated with accrued lease payments, contract terminations, and other miscellaneous exit costs. Other Income primarily represents favorable developments on previously recorded exit costs as well as recoveries associated with restructuring.
[5]	See Note 7 for details of restructuring and other charges (income). Amounts for the years ended 2012, 2011 and 2010 relate to FMC Agricultural Solutions charges of $8.5 million, $1.2 million and $7.3 million; FMC Health and Nutrition charges of $0.7 million, $1.5 million and $8.0 million; FMC Minerals charges (income) of $13.0 million, $0.7 million and $(1.1) million; FMC Peroxygens charges of $10.6 million, $26.1 million and $124.2 million; and Corporate charges of $5.3 million, $2.9 million and $13.5 million, respectively.(2)
[6]	Included in “Accrued and other liabilities” on the consolidated balance sheets.
[7]	Primarily foreign currency translation adjustments and cash proceeds associated with recoveries.
[8]	Primarily severance costs related to workforce reductions and facility shutdowns described in the “Other Items” sections above.
[9]	Represents charges associated with other restructuring activities, which have resulted in severance and asset disposal costs.